Stock Transactions - Preferred Stock Activity (Q2) (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 18, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			0		0	0	0	0
Beginning balance			$ 0		$ 0	$ 0	$ 0	$ 0
Issuance of Preferred stock (in shares)		504			650,034				4,601,904	7,533,834
Dividends paid in Preferred Stock		$ 2,524	$ 2,585	$ (57)	$ 3,549			8,814	$ 13,910	$ 14,023
Offering costs								$ 0	$ 0	$ (887)
Ending balance (in shares)		0				0		0	0
Ending balance		$ 0				$ 0		$ 0	$ 0
Series A preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			40,515		40,500	40,515	40,500	40,500	29,249
Beginning balance			$ 202,292		$ 202,144	$ 202,292	$ 202,144	$ 202,144	$ 145,786
Issuance of Preferred stock (in shares)						14,950	14	14	11,247
Issuance of Preferred Stock						$ (74,748)	$ (70)	$ (70)	$ (56,233)
Dividends paid in Preferred Stock (in shares)						2	0	1	4
Dividends paid in Preferred Stock						$ 5	$ 0	$ 7	$ 24
Offering costs						(14)	(9)	(23)	0
Amortization of offering costs						$ 44	$ 48	$ 94	$ 101
Ending balance (in shares)		25,567		40,514		25,567	40,514	40,515	40,500	29,249
Ending balance		$ 127,579		$ 202,253		$ 127,579	$ 202,253	$ 202,292	$ 202,144	$ 145,786
Series C preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			1,400		1,400	1,400	1,400	1,400	0
Beginning balance			$ 6,962		$ 6,966	$ 6,962	$ 6,966	$ 6,966	$ 0
Issuance of Preferred stock (in shares)						0	0	0	1,400
Issuance of Preferred Stock						$ 0	$ 0	$ 0	$ (6,998)
Dividends paid in Preferred Stock (in shares)						0	0	0	0
Dividends paid in Preferred Stock						$ 0	$ 0	$ 0	$ 0
Offering costs						0	(9)	(11)	(33)
Amortization of offering costs						$ 4	$ 3	$ 7	$ 1
Ending balance (in shares)		1,400		1,400		1,400	1,400	1,400	1,400	0
Ending balance		$ 6,966		$ 6,960		$ 6,966	$ 6,960	$ 6,962	$ 6,966	$ 0
Series D Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			0			0
Issuance of Preferred stock (in shares)	3,000					17,950
Issuance of Preferred Stock						$ (89,748)
Dividends paid in Preferred Stock (in shares)						0
Dividends paid in Preferred Stock						$ 0
Offering costs						(83)
Amortization of offering costs						$ 5
Ending balance (in shares)		17,950				17,950		0
Ending balance		$ 89,670		$ 0		$ 89,670	$ 0